Velocity Commercial Capital, LLC ABS-15G

Exhibit 99.06

Data Compare Summary (Total)
Run Date - 1/29/2020 10:43:41 AM
Field Label	Loans With Discrepancy	Total Times Compared	% Variance	# Of Loans
# of Units	5	328	1.52%	337
Amortization Term	0	337	0.00%	337
Amortization Type	0	337	0.00%	337
City	0	337	0.00%	337
Contract Sales Price	4	81	4.94%	337
DCR UW VCC	0	306	0.00%	337
First Interest Rate Change Date	0	56	0.00%	337
First Payment Adjustment Cap %	0	1	0.00%	337
First Payment Change Date	0	43	0.00%	337
Index Type	0	266	0.00%	337
Interest Only	0	337	0.00%	337
Interest Rate Change Frequency	0	56	0.00%	337
Interest Rate Initial Cap	0	14	0.00%	337
Interest Rate Initial Floor	0	55	0.00%	337
Interest Rate Initial Maximum	0	42	0.00%	337
Interest Rate Life Cap	0	43	0.00%	337
Interest Rate Life Floor	0	1	0.00%	337
Interest Rate Life Max	0	1	0.00%	337
Interest Rate Periodic Cap	0	56	0.00%	337
Interest Rate Periodic Floor	0	42	0.00%	337
Investment Property Type	0	1	0.00%	337
Lien Position	0	337	0.00%	337
LTV Valuation Value	1	337	0.30%	337
Margin	0	56	0.00%	337
Maturity Date	0	337	0.00%	337
Next Interest Rate Change Date	0	56	0.00%	337
Note Date	1	337	0.30%	337
Original Interest Rate	0	337	0.00%	337
Original Loan Amount	0	337	0.00%	337
Original LTV	2	337	0.59%	337
Original P&I	0	337	0.00%	337
Original Term	0	337	0.00%	337
Prepayment Penalty Period (months)	3	248	1.21%	337
Prepayment Terms	3	331	0.91%	337
Purpose	0	337	0.00%	337
Representative FICO	3	333	0.90%	337
State	0	328	0.00%	337
Street	1	337	0.30%	337
Zip	0	328	0.00%	337
Total	23	8,127	1.52%	337